Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On January 4, 2023, the Company consummated the Business Combination with Legacy MMV. Immediately prior to the consummation of the Business Combination, all outstanding Units of the Company separated into their individual components of the Company’s Class A ordinary shares, public warrants and rights ceased separate existence and trading. Upon the consummation of the Business Combination, the Company’s Class B ordinary shares automatically converted into its Class A ordinary shares, and the current equity holdings of the Company’s shareholders were exchanged as follows:

●	Each Class A ordinary share issued and outstanding immediately prior to the effective time of the Reincorporation Merger (other than any redeemed shares) was automatically cancelled and ceased to exist and, for each Class A ordinary share, MMV issued to each of the Company’s shareholder (other than the shareholders who exercised their redemption rights in connection with the Business Combination or the Charter Amendment Proposal) one validly issued MMV Class A ordinary share;

●	Each whole warrants issued and outstanding immediately prior to effective time of the Reincorporation Merger was converted into a warrant to purchase one MMV Class A ordinary share (each, a “MMV Warrant”) (or equivalent portion thereof). The MMV Warrants will have substantially the same terms and conditions as set forth in the Company’s warrants; and

●	The holders of Rights issued and outstanding immediately prior to the effective time of the Reincorporation Merger received one-tenth (1/10) of one MMV Class A ordinary share in exchange for the cancellation of each Right; provided, however, that each holder entitled to receive a fraction of a MMV Class A ordinary share shall receive, in lieu of such fractional share, one PubCo Class A ordinary share rounding up to the nearest whole MMV Class A ordinary share.

On January 6, 2023, MMV completed the first installment of the PIPE Investment in the amount of US$2 million for the subscription of 200,000 Class A ordinary shares of Pubco to Digital Analog Integration Ltd. (“DAL”), an assignee of Prominence. On January 30, 2023, MMV closed the second installment of the PIPE Investment in the amount of US$2.5 million for the subscription of 250,000 Class A ordinary shares of Pubco to DAL. After a series of negotiations, MMV and Prominence agreed to waive their remaining rights and obligations under the Prominence Agreement.